FINANCIAL INSTRUMENTS (Schedule of fair value of financial liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 13,005	$ 12,484
Convertible SAFE [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,371	10,368
Warrants and pre-funded warrants liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 2,876	$ 0